Relationship with Parent and Related Entities - Additional Information (Details) - USD ($)				3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 12, 2021	Jun. 23, 2021	Mar. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 14, 2022	Feb. 12, 2021
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Expense				$ 5,279,000	$ 3,810,000		$ 12,273,000	$ 11,606,000
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Expense				3,079,000	2,395,000		7,243,000	6,902,000
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Expense				2,200,000	1,415,000		$ 5,030,000	4,704,000
Equity Based Incentive Plans [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Expense										$ 15,100,000	$ 9,200,000	$ 6,700,000
Equity Based Incentive Plans [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Expense										9,000,000	5,600,000	3,900,000
Equity Based Incentive Plans [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Share-Based Payment Arrangement, Expense										$ 6,100,000	3,600,000	2,800,000
Employee Stock Purchase Plan [Member]
Related Party Transaction [Line Items]
Purchase price of common stock expressed as a percentage of its fair value										85.00%
Payments for repurchase of common stock										$ 25,000,000
Percentage of their eligible compensation during the offering period.										10.00%
Share-Based Payment Arrangement, Expense										$ 200	100	100
Maximum [Member] | Equity Based Incentive Plans [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award							1/48 each month thereafter for forty-two months			1/48 each month thereafter for forty-two months
Minimum [Member] | Equity Based Incentive Plans [Member]
Related Party Transaction [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award							1/8 on the six month			1/8 on the six month
Avista Public Acquisition Corp. II [Member]
Related Party Transaction [Line Items]
Proceeds from promissory note - related party						$ 119,275	$ 0		$ 175,000
Repayment of related party promissory note						175,000	0
Promissory Note with Related Party | Avista Public Acquisition Corp. II [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									300,000	$ 300,000				$ 300,000
Offering costs paid by Sponsor and included in promissory note - related party			$ 55,725
Proceeds from promissory note - related party		$ 119,275
Repayment of related party promissory note	$ 175,000
Administrative Support Agreement | Avista Public Acquisition Corp. II [Member]
Related Party Transaction [Line Items]
Expenses per month							10,000		10,000
Expenses incurred and paid				30,000		$ 20,000	90,000		46,129
Related Party Loans | Avista Public Acquisition Corp. II [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				750,000			750,000						$ 750,000
Loan conversion agreement warrant				$ 2,000,000			$ 2,000,000		$ 2,000,000	$ 2,000,000
Price of warrant				$ 1.5			$ 1.5		$ 1.5	$ 1.5			$ 1.5
Working capital loans, outstanding				$ 750,000			$ 750,000		$ 0	$ 0
Service [Member] | Director [Member] | Avista Public Acquisition Corp. II [Member]
Related Party Transaction [Line Items]
Service fee paid to a director							10,000
General Corporate Overhead [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expenses from transactions with related party				$ 1,600,000	$ 900,000		$ 4,900,000	$ 3,800,000		$ 6,100	$ 3,600	$ 2,800